Property, Plant and Equipment - Additional Information (Detail) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Oct. 31, 2007	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment		$ 457	$ 416
AB InBev's net capital expenditures in the statement of cash flow		4,854	4,568
Property, plant and equipment reclassification		625
Right-of-use assets to assets held for sale		55	0	$ 15
Lease agreement term	27 years
Additions to right of use assets		420	215
Right-of-use assets		2,029	1,977
AB inBev [member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets		$ 12	0
Bottom of range [member] | Dutch and Belgian pub real estate [member]
Disclosure of detailed information about property, plant and equipment [line items]
Sublease average outstanding period		6 years
Top of range [member] | Dutch and Belgian pub real estate [member]
Disclosure of detailed information about property, plant and equipment [line items]
Sublease average outstanding period		8 years
Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets to assets held for sale		$ 84
Production facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of capital expenditures property plant and equipment		42.00%
Logistics and commercial investments [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of capital expenditures property plant and equipment		43.00%
Administrative capabilities and purchase of hardware and software [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of capital expenditures property plant and equipment		15.00%
Property, plant and equipment subject to operating leases [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Operating lease initial period		5 years
Property, plant and equipment subject to operating leases [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Operating lease initial period		10 years
Gross carrying amount [member] | Restrictions [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, restrictions on title		$ 4	$ 8